RETIREMENT AND POST RETIREMENT OBLIGATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
RETIREMENT AND POST RETIREMENT OBLIGATIONS
Percentage of monthly telephone subsidies for eligible pensioners (as a percent)	50.00%
Minimum eligible service period for telephone subsidies (in years)	30
Number of employees eligible for the program	9,571
Key assumptions used in determining the projected benefit obligation and net periodic pension expense
Discount rate used in determining the projected benefit obligation (as a percent)	8.00%	9.00%
Discount rate used in determining net periodic pension expense (as a percent)	8.00%	9.00%
Expected return on plan assets used in determining the projected benefit obligation (as a percent)	8.17%	9.22%
Expected return on plan assets used in determining net periodic pension expense (as a percent)	8.17%	9.22%
Projected salary growth used in determining the projected benefit obligation (as a percent)	9.72%	9.72%
Projected salary growth used in determining net periodic pension expense (as a percent)	9.72%	9.72%
Discount rate used for annuity contracts calculation (as a percent)	4.00%	7.00%
Rate at which pension payment are assumed to be indexed (as a percent)	0.00%	0.00%
Long-term inflation (as a percent)	5.50%	5.50%
Staff turnover (for ages below 50) (as a percent)	5.00%	5.00%
Change in projected benefit obligation
Projected benefit obligation, beginning of the year	$ 26,309	$ 29,721
Service cost	1,281	1,228
Interest cost	2,263	2,285
Actuarial (gains)/losses	7,941	(1,671)
Benefit payment	(1,323)	(3,043)
Settlement and curtailment gain	(794)	(1,245)
Termination benefits	8,231
Foreign currency translation effect	(150)	(966)
Projected benefit obligation, end of the year	43,758	26,309
Change in fair value of plan asset
Fair value of plan assets, beginning of the year	772	471
Correction of asset value beginning of year		(188)
Employer contributions	2,681	4,777
Benefits paid	(1,323)	(3,044)
Settlement	(794)	(1,245)
Foreign currency translation effect	(8)	1
Fair value of plan assets, end of the year	1,328	772
Unfunded status of the plan, end of the year, net	(42,430)	(25,537)	(29,250)
Old age pension
Change in projected benefit obligation
Projected benefit obligation, beginning of the year	11,769	11,924
Service cost	573	491
Interest cost	1,011	914
Actuarial (gains)/losses	3,515	17
Settlement and curtailment gain	(794)	(1,245)
Foreign currency translation effect	(56)	(332)
Projected benefit obligation, end of the year	16,018	11,769
Change in fair value of plan asset
Fair value of plan assets, beginning of the year	772	471
Correction of asset value beginning of year		(188)
Employer contributions	1,358	1,733
Settlement	(794)	(1,245)
Foreign currency translation effect	(8)	1
Fair value of plan assets, end of the year	1,328	772
Unfunded status of the plan, end of the year, net	(14,690)	(10,997)	(11,453)
Other benefits
Change in projected benefit obligation
Projected benefit obligation, beginning of the year	14,540	17,797
Service cost	708	737
Interest cost	1,252	1,371
Actuarial (gains)/losses	4,426	(1,688)
Benefit payment	(1,323)	(3,043)
Termination benefits	8,231
Foreign currency translation effect	(94)	(634)
Projected benefit obligation, end of the year	27,740	14,540
Change in fair value of plan asset
Employer contributions	1,323	3,044
Benefits paid	(1,323)	(3,044)
Unfunded status of the plan, end of the year, net	$ (27,740)	$ (14,540)	$ (17,797)